UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08246

Exact name of registrant as specified in charter:	Delaware Investments® Global
Dividend and Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Investments® Global Dividend and Income Fund, Inc.

February 28, 2010

	Number of	Value
	Shares	(U.S. $)
Common Stock – 67.33%❖
Consumer Discretionary – 8.73%
*†Autoliv	5,600	$249,816
∏†=Avado Brands	272	0
Bayerische Motoren Werke	5,291	214,558
Comcast Class A	17,900	294,275
†DIRECTV Class A	350	11,848
*Don Quijote	8,200	207,700
Esprit Holdings	34,607	246,779
Lowe's	13,800	327,197
*PPR	1,372	157,475
Publicis Groupe	4,963	195,783
Round One	13,601	87,580
Techtronic Industries	238,000	182,133
Toyota Motor	5,921	221,963
Vivendi	9,967	251,083
WPP	13,180	121,501
Yue Yuen Industrial Holdings	60,000	178,949
		2,948,640
Consumer Staples – 8.35%
Archer-Daniels-Midland	10,800	317,088
Chaoda Modern Agriculture Holdings	216,000	233,754
Coca-Cola Amatil	21,850	219,648
CVS Caremark	9,700	327,376
@Greggs	23,847	150,303
Heinz (H.J.)	6,200	284,580
Kimberly-Clark	4,400	267,256
Kraft Foods Class A	9,500	270,085
Metro	3,843	197,049
Parmalat	89,878	226,783
Safeway	13,100	326,452
		2,820,374
Diversified REITs – 0.64%
*Digital Realty Trust	1,200	61,896
Investors Real Estate Trust	1,900	16,986
Lexington Realty Trust	3,300	19,635
Liberty Property Trust	600	18,558
Vornado Realty Trust	1,528	100,420
		217,495
Energy – 5.56%
Chevron	3,900	281,970
CNOOC	161,000	253,883
ConocoPhillips	5,800	278,400
Marathon Oil	8,800	254,760
National Oilwell Varco	6,500	282,555
Petroleo Brasileiro ADR	6,000	230,400
*Total	1,857	103,625
†Transocean	2,400	191,568
		1,877,161
Financials – 6.98%
Allstate	9,900	309,375
*AXA	8,388	168,873

Banco Santander	17,273	224,599
Bank of New York Mellon	9,700	276,644
Fifth Street Finance	2,700	30,591
Mitsubishi UFJ Financial Group	48,439	244,840
Nordea Bank FDR	22,325	216,752
Solar Capital	8,100	149,850
Standard Chartered	9,310	221,911
Travelers	6,800	357,612
UniCredit	62,623	158,353
		2,359,400
Health Care – 8.14%
†Alliance HealthCare Services	1,923	9,596
Astellas Pharma	6,300	237,234
AstraZeneca	2,170	95,439
Bristol-Myers Squibb	12,200	299,022
Cardinal Health	10,800	366,876
Johnson & Johnson	4,200	264,600
Merck	9,100	335,608
*Novartis	4,764	264,950
Novo-Nordisk Class B	1,784	125,996
Pfizer	21,816	382,871
Quest Diagnostics	4,500	255,375
Sanofi-Aventis	1,564	114,407
		2,751,974
Health Care REITs – 1.12%
Cogdell Spencer	3,100	20,925
HCP	3,100	89,218
Health Care REIT	1,975	83,661
LTC Properties	700	18,256
Nationwide Health Properties	1,800	59,742
Omega Healthcare Investors	1,600	30,352
Ventas	1,725	76,228
		378,382
Hotel REITs – 0.17%
†Chesapeake Lodging Trust	500	9,990
Host Hotels & Resorts	4,150	48,597
		58,587
Industrial REITs – 0.07%
AMB Property	385	9,371
DCT Industrial Trust	3,200	15,744
		25,115
Industrials – 8.21%
*Asahi Glass	25,000	249,634
*Compagnie de Saint-Gobain	4,226	198,647
†Delta Air Lines	2	26
Deutsche Post	11,821	191,872
Finmeccanica	13,067	168,948
†Flextronics International	1,000	6,960
ITOCHU	27,804	224,110
Koninklijke Philips Electronics	7,688	224,764
*†Mobile Mini	363	4,933
Northrop Grumman	5,500	336,929
=∏†PT Holdings	100	1
Singapore Airlines	23,550	249,288
Teleperformance	8,020	255,657
Tomkins	73,153	214,973
Vallourec	935	178,692
Waste Management	8,100	267,462
		2,772,896
Information Technology – 6.51%
†CGI Group Class A	36,917	519,266
Intel	17,200	353,116

International Business Machines	2,800	356,048
†Motorola	33,700	227,812
Nokia	18,106	243,961
†Sohu.com	2,900	148,509
Xerox	37,500	351,375
		2,200,087
Mall REITs – 0.70%
*Macerich	1,568	55,884
Simon Property Group	2,313	181,084
		236,968
Materials – 2.93%
*Agrium	4,400	284,900
*ArcelorMittal	3,127	119,097
duPont (E.I.) deNemours	8,700	293,364
Lafarge	2,695	174,792
*Vale ADR	4,200	117,012
		989,165
Mortgage REITs – 0.20%
Annaly Capital Management	400	7,352
Chimera Investment	4,900	19,600
Cypress Sharpridge Investments	3,000	39,690
		66,642
Multifamily REITs – 0.52%
Apartment Investment & Management	1,732	28,907
BRE Properties	1,000	33,710
Camden Property Trust	640	25,632
Equity Residential	2,400	86,592
		174,841
Office REITs – 0.90%
*Alexandria Real Estate Equities	800	49,296
*Boston Properties	800	54,344
Brandywine Realty Trust	2,300	25,783
Government Properties Income Trust	900	21,195
*Highwoods Properties	700	20,335
Mack-Cali Realty	4,000	134,160
		305,113
Real Estate Management & Development – 0.18%
Starwood Property Trust	3,200	59,872
		59,872
Self-Storage REITs – 0.28%
Public Storage	1,150	94,519
		94,519
Shopping Center REITs – 0.35%
Cedar Shopping Centers	1,100	7,249
*Federal Realty Investment Trust	100	6,896
Kimco Realty	4,700	65,283
Ramco-Gershenson Properties Trust	2,600	26,052
Weingarten Realty Investors	700	14,413
		119,893
Single Tenant REITs – 0.13%
National Retail Properties	2,000	42,440
		42,440
Specialty REITs – 0.47%
Entertainment Properties Trust	1,200	45,864
*Plum Creek Timber	1,520	54,310
*Potlatch	1,730	57,124
		157,298
Telecommunications – 3.78%
AT&T	9,600	238,176
=†Century Communications	125,000	0
Chunghwa Telecom ADR	9,979	186,409
*Frontier Communications	4,600	35,834

†GeoEye		100	2,382
Telstra		36,335	96,686
*TELUS		7,467	245,044
Verizon Communications		8,900	257,478
Vodafone Group		99,086	213,815
			1,275,824
Utilities – 2.41%
American Water Works		800	17,808
Edison International		9,300	303,459
†Mirant		53	667
National Grid		22,478	223,670
NorthWestern		700	17,535
Progress Energy		6,600	252,714
			815,853
Total Common Stock (cost $23,450,966)			22,748,539

Convertible Preferred Stock – 1.91%
Banking, Finance & Insurance – 0.57%
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		3,400	190,188
@Fannie Mae 8.75% exercise price $32.45, expiration date 5/13/11		1,500	2,295
			192,483
Cable, Media & Publishing – 0.31%
#Interpublic Group 144A 5.25% exercise price $13.66, expiration date 12/31/49		140	104,860
			104,860
Energy – 0.37%
El Paso Energy Capital Trust I 4.75% exercise price $41.59, expiration date 3/31/28		1,950	71,955
Whiting Petroleum 6.25% exercise price $43.42, expiration date 12/31/49		300	54,900
			126,855
Health Care & Pharmaceuticals – 0.39%
Merck 6.00% exercise price $52.85, expiration date 8/13/10		6	1,512
Mylan 6.50% exercise price $17.08, expiration date 11/15/10		100	128,900
			130,412
Telecommunications – 0.27%
Lucent Technologies Capital Trust I 7.75% exercise price $24.80, expiration date 3/15/17		120	90,330
			90,330
Total Convertible Preferred Stock (cost $712,058)			644,940

		Principal
		Amount°
Convertible Bonds – 10.83%
Aerospace & Defense – 0.59%
#AAR 144A 1.75% exercise price $29.43, expiration date 1/1/26	USD	90,000	89,325
*#L-3 Communications Holdings 144A 3.00% exercise price $100.14, expiration date 8/1/35		105,000	110,119
			199,444
Auto Parts & Equipment – 0.22%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27		95,000	74,575
			74,575
Banking, Finance & Insurance – 0.15%
*Jefferies Group 3.875% exercise price $39.20, expiration date 11/1/29		50,000	49,875
			49,875
Basic Materials – 0.78%
Century Aluminum 1.75% exercise price $30.54, expiration date 8/1/24		5,000	4,469
Rayonier TRS Holdings 3.75% exercise price $54.81, expiration date 10/15/12		135,000	142,931
#Sino-Forest 144A 5.00% exercise price $20.29, expiration date 8/1/13		95,000	116,256
			263,656
Buildings & Materials – 0.07%
Beazer Homes USA 4.625% exercise price $49.64, expiration date 6/15/24		25,000	24,250
			24,250
Cable, Media & Publishing – 0.25%
*VeriSign 3.25% exercise price $34.37, expiration date 8/15/37		95,000	84,550
			84,550
Computers & Technology – 1.74%
Advanced Micro Devices
6.00% exercise price $28.08, expiration date 5/1/15		70,000	65,013

#144A 6.00% exercise price $28.08, expiration date 5/1/15	165,000	153,243
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	165,000	152,006
Hutchinson Technology 3.25% exercise price $36.43, expiration date 1/15/26	60,000	49,800
*#Intel 144A 3.25% exercise price $22.68, expiration date 8/1/39	30,000	33,863
Linear Technology 3.00% exercise price $46.12, expiration date 5/1/27	50,000	48,438
SanDisk 1.00% exercise price $82.35, expiration date 5/15/13	100,000	83,250
		585,613
Electronics & Electrical Equipment – 0.10%
Flextronics International 1.00% exercise price $15.53, expiration date 8/1/10	35,000	34,781
		34,781
Energy – 0.46%
Chesapeake Energy 2.25% exercise price $85.89, expiration date 12/15/38	90,000	67,275
*Peabody Energy 4.75% exercise price $58.44, expiration date 12/15/41	85,000	87,550
		154,825
Health Care & Pharmaceuticals – 2.27%
#Allergan 144A 1.50% exercise price $63.33, expiration date 4/1/26	150,000	165,187
Amgen
*0.375% exercise price $79.48, expiration date 2/1/13	110,000	110,550
#144A 0.375% exercise price $79.48, expiration date 2/1/13	60,000	60,300
fHologic 2.00% exercise price $38.59, expiration date 12/15/37	125,000	107,500
Inverness Medical Innovations 3.00% exercise price $43.98, expiration date 5/15/16	85,000	94,456
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/15/14	40,000	36,850
Medtronic 1.625% exercise price $55.41, expiration date 4/15/13	110,000	114,675
*Millipore 3.75% exercise $90.51, expiration date 6/1/26	65,000	76,050
		765,568
Leisure, Lodging & Entertainment – 0.43%
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 10/1/14	65,000	69,144
#International Game Technology 144A 3.25% exercise price $19.97, expiration date 5/1/14	65,000	76,375
		145,519
Real Estate – 0.97%
#Corporate Office Properties 144A 3.50% exercise price $53.12, expiration date 9/15/26	75,000	73,313
*#Digital Realty Trust 144A 5.50% exercise price $43.00, expiration date 4/15/29	40,000	52,475
#Lexington Realty Trust 144A 6.00% exercise price $7.09, expiration date 1/15/30	50,000	49,230
@MeriStar Hospitality 9.50% exercise price $10.18, expiration date 4/1/10	85,000	87,252
ProLogis 2.25% exercise price $75.98, expiration date 4/1/37	70,000	66,238
		328,508
Retail – 0.17%
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	65,000	58,338
		58,338
Telecommunications – 1.96%
Alaska Communications System Group 5.75% exercise price $12.90, expiration date 3/1/13	105,000	96,206
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	80,000	69,400
Level 3 Communications 5.25% exercise price $3.98, expiration date 12/15/11	100,000	95,750
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	155,000	144,150
Qwest Communications International 3.50% exercise price $4.92, expiration date 11/15/25	160,000	169,999
#SBA Communications 144A 4.00% exercise price $30.38, expiration date 10/1/14	65,000	87,019
		662,524
Transportation – 0.31%
*Bristow Group 3.00% exercise price $77.34, expiration date 6/14/38	120,000	104,850
		104,850
Utilities – 0.36%
Dominion Resources 2.125% exercise price $35.44, expiration date 12/15/23	110,000	122,513
		122,513
Total Convertible Bonds (cost $3,502,084)		3,659,389
Corporate Bonds – 34.58%
Banking – 1.36%
•BAC Capital Trust XIV 5.63% 12/31/49	45,000	31,838
Capital One Capital V 10.25% 8/15/39	50,000	56,856
•Citigroup Capital XXI 8.30% 12/21/57	20,000	18,650
*GMAC 8.00% 12/31/18	45,000	42,075

•#HBOS Capital Funding 144A 6.071% 6/29/49	55,000	40,700
JPMorgan Chase Capital XXV 6.80% 10/1/37	197,000	193,261
@*Popular North America Capital Trust I 6.564% 9/15/34	10,000	6,608
•USB Capital IX 6.189% 10/29/49	25,000	20,875
Zions Bancorporation
5.50% 11/16/15	15,000	12,858
6.00% 9/15/15	30,000	25,957
7.75% 9/23/14	10,000	9,627
		459,305
Basic Industry – 2.92%
#Algoma Acqusition 144A 9.875% 6/15/15	45,000	39,713
#Appleton Papers 144A 10.50% 6/15/15	35,000	32,550
ArcelorMittal 9.85% 6/1/19	72,000	90,862
California Steel Industries 6.125% 3/15/14	4,000	3,840
Century Aluminum 8.00% 5/15/14	35,300	34,947
#Drummond 144A 9.00% 10/15/14	40,000	40,200
#FMG Finance 144A 10.625% 9/1/16	55,000	61,599
Freeport-McMoRan Copper & Gold 8.375% 4/1/17	35,000	38,026
Hexion US Finance 9.75% 11/15/14	57,000	54,150
#Innophos Holdings 144A 9.50% 4/15/12	30,000	30,075
*International Coal Group 10.25% 7/15/14	50,000	51,250
#MacDermid 144A 9.50% 4/15/17	103,000	103,514
*#Momentive Performance Materials 144A 12.50% 6/15/14	20,000	22,100
#Murray Energy 144A 10.25% 10/15/15	30,000	30,188
Nalco 8.875% 11/15/13	50,000	51,500
NewPage
11.375% 12/31/14	20,000	19,200
#144A 11.375% 12/31/14	45,000	43,200
•Noranda Aluminum Acquisition PIK 5.274% 5/15/15	42,747	33,663
Novelis
7.25% 2/15/15	25,000	23,313
#144A 11.50% 2/15/15	15,000	16,013
=@Port Townsend 7.32% 8/27/12	29,312	21,251
Ryerson
•7.624% 11/1/14	25,000	22,438
12.00% 11/1/15	35,000	36,138
Steel Dynamics 7.75% 4/15/16	50,000	50,000
Teck Resources
10.25% 5/15/16	15,000	17,963
#144A 10.75% 5/15/19	15,000	18,525
		986,218
Brokerage – 0.23%
E Trade Financial PIK 12.50% 11/30/17	66,000	76,725
		76,725
Capital Goods – 1.60%
AMH Holdings 11.25% 3/1/14	30,000	29,850
#Associated Materials 144A 9.875% 11/15/16	5,000	5,325
#BWAY 144A 10.00% 4/15/14	30,000	31,050
Crown Americas Capital 7.625% 11/15/13	10,000	10,350
#DAE Aviation Holdings 144A 11.25% 8/1/15	35,000	32,113
*Graham Packaging Capital I 9.875% 10/15/14	40,000	41,000
#Graphic Packaging International 144A 9.50% 6/15/17	25,000	26,375
Intertape Polymer 8.50% 8/1/14	26,000	21,970
Manitowoc 9.50% 2/15/18	40,000	40,100
#Plastipak Holdings 144A
8.50% 12/15/15	20,000	20,100
10.625% 8/15/19	10,000	11,075
#Ply Gem Industries 144A 13.125% 7/15/14	40,000	40,400
Pregis 12.375% 10/15/13	79,000	78,802
*RBS Global/Rexnord 11.75% 8/1/16	45,000	47,025
Solo Cup 8.50% 2/15/14	30,000	28,650
Thermadyne Holdings 11.50% 2/1/14	30,000	29,475

#Trimas 144A 9.75% 12/15/17	30,000	30,300
USG
6.30% 11/15/16	7,000	6,195
#144A 9.75% 8/1/14	10,000	10,550
		540,705
Consumer Cyclical – 2.71%
*#Allison Transmission 144A 11.00% 11/1/15	45,000	46,913
American Axle & Manufacturing 7.875% 3/1/17	45,000	39,375
#American Axle & Manufacturing Holdings 144A 9.25% 1/15/17	15,000	15,600
ArvinMeritor
*8.125% 9/15/15	35,000	32,025
10.625% 3/15/18	30,000	29,407
Beazer Homes USA
8.125% 6/15/16	20,000	17,000
8.375% 4/15/12	25,000	24,750
Burlington Coat Factory Investment Holdings 14.50% 10/15/14	60,000	61,799
*Burlington Coat Factory Warehouse 11.125% 4/15/14	15,000	15,338
Duane Reade 11.75% 8/1/15	20,000	25,300
Ford Motor 7.45% 7/16/31	65,000	57,444
Ford Motor Credit 12.00% 5/15/15	50,000	57,172
‡General Motors 7.20% 1/15/11	70,000	21,525
Goodyear Tire & Rubber
9.00% 7/1/15	25,000	25,906
10.50% 5/15/16	10,000	10,825
Interface
9.50% 2/1/14	5,000	5,138
#144A 11.375% 11/1/13	10,000	11,300
K Hovnanian Enterprises
6.25% 1/15/15	10,000	7,550
7.50% 5/15/16	15,000	10,800
#144A 10.625% 10/15/16	15,000	15,750
#Landry's Restaurants 144A 11.625% 12/1/15	60,000	62,999
M/I Homes 6.875% 4/1/12	20,000	19,500
Macy's Retail Holdings 10.625% 11/1/10	10,000	10,500
Meritage Homes
6.25% 3/15/15	5,000	4,738
7.00% 5/1/14	25,000	24,375
Navistar International 8.25% 11/1/21	40,000	40,800
#Norcraft Finance 144A 10.50% 12/15/15	30,000	31,200
Norcraft Holdings 9.75% 9/1/12	14,000	13,230
*OSI Restaurant Partners 10.00% 6/15/15	22,000	20,900
*Rite Aid 9.375% 12/15/15	40,000	33,600
Sally Holdings 10.50% 11/15/16	50,000	54,125
#Sealy Mattress 144A 10.875% 4/15/16	10,000	10,975
#Standard Pacific Escrow 144A 10.75% 9/15/16	15,000	15,713
*Tenneco Automotive 8.625% 11/15/14	20,000	19,750
#Toys R Us Property 144A 10.75% 7/15/17	20,000	22,050
		915,372
Consumer Non-Cyclical – 1.62%
Accellent 10.50% 12/1/13	30,000	30,075
#Alliance One International 144A 10.00% 7/15/16	30,000	31,350
Bausch & Lomb 9.875% 11/1/15	40,000	41,200
#Cott Beverages 144A 8.375% 11/15/17	25,000	25,500
DJO Finance
10.875% 11/15/14	35,000	37,625
#144A 10.875% 11/15/14	5,000	5,375
#Dole Foods 144A 13.875% 3/15/14	13,000	15,568
Inverness Medical Innovations 9.00% 5/15/16	25,000	25,188
#JBS USA 144A 11.625% 5/1/14	20,000	22,700
#JohnsonDiversey Holdings 144A 10.50% 5/15/20	80,000	83,599
LVB Acquisition 11.625% 10/15/17	35,000	38,850

Smithfield Foods
7.75% 5/15/13		35,000	34,300
7.75% 7/1/17		15,000	13,800
#144A 10.00% 7/15/14		10,000	10,875
#Tops Markets 144A 10.125% 10/15/15		30,000	31,125
Universal Hospital Services PIK 8.50% 6/1/15		20,000	19,500
#Viskase 144A 9.875% 1/15/18		40,000	40,700
*Yankee Acquisition 9.75% 2/15/17		40,000	40,100
			547,430
Energy – 2.82%
AmeriGas Partners 7.125% 5/20/16		7,000	7,053
#Antero Resources Finance 144A 9.375% 12/1/17		30,000	30,750
#Aquilex Holdings 144A 11.125% 12/15/16		30,000	31,500
Chesapeake Energy 9.50% 2/15/15		10,000	10,925
Complete Production Service 8.00% 12/15/16		25,000	24,438
Copano Energy Finance 7.75% 6/1/18		30,000	29,475
*#Crosstex Energy/Finance 144A 8.875% 2/15/18		30,000	30,600
Denbury Resources 9.75% 3/1/16		15,000	16,238
Dynegy Holdings 7.75% 6/1/19		35,000	27,650
El Paso
6.875% 6/15/14		21,000	21,281
7.00% 6/15/17		5,000	5,040
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		46,000	48,195
Enterprise Products Operating
•8.375% 8/1/66		20,000	20,250
9.75% 1/31/14		50,000	60,986
#Gibson Energy/GEP Midstream Finance 144A 10.00% 1/15/18		20,000	19,600
*#Headwaters 144A 11.375% 11/1/14		40,000	40,600
#Helix Energy Solutions Group 144A 9.50% 1/15/16		35,000	35,525
#Hercules Offshore 144A 10.50% 10/15/17		30,000	30,000
#Hilcorp Energy I 144A
7.75% 11/1/15		7,000	6,843
9.00% 6/1/16		27,000	27,473
#Holly 144A 9.875% 6/15/17		35,000	36,050
Inergy Finance 8.25% 3/1/16		20,000	20,350
Key Energy Services 8.375% 12/1/14		40,000	39,800
Mariner Energy 8.00% 5/15/17		40,000	38,400
MarkWest Energy Partners/Finance 8.75% 4/15/18		20,000	20,350
#NFR Energy/Finance 144A 9.75% 2/15/17		40,000	39,300
OPTI Canada
7.875% 12/15/14		30,000	26,550
8.25% 12/15/14		38,000	34,010
PetroHawk Energy 7.875% 6/1/15		15,000	15,075
Petroleum Development 12.00% 2/15/18		40,000	42,200
Plains Exploration & Production 8.625% 10/15/19		10,000	10,425
Quicksilver Resources 7.125% 4/1/16		55,000	51,424
#SandRidge Energy 144A
8.75% 1/15/20		25,000	24,625
9.875% 5/15/16		30,000	31,125
			954,106
Finance & Investments – 7.77%
•American International Group 8.175% 5/15/58		35,000	23,888
Cardtronics 9.25% 8/15/13		37,000	38,018
City National Capital Trust I 9.625% 2/1/40		40,000	43,713
General Electric Capital
•2.34% 2/2/11	NOK	1,000,000	166,755
@5.125% 1/28/14	SEK	1,000,000	146,039
General Electric Capital European Funding 5.25% 5/18/15	EUR	1,200,000	1,767,391
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	114,000	176,292
•Genworth Financial 6.15% 11/15/66	USD	25,000	17,500

International Lease Finance
5.25% 1/10/13		20,000	17,367
5.35% 3/1/12		5,000	4,623
5.55% 9/5/12		10,000	8,966
5.625% 9/20/13		25,000	21,342
6.375% 3/25/13		5,000	4,407
6.625% 11/15/13		70,000	61,728
Nuveen Investments 10.50% 11/15/15		117,000	106,470
∏@•XL Capital 6.50% 12/31/49		25,000	19,845
			2,624,344
Media – 4.57%
*Affinion Group 11.50% 10/15/15		15,000	15,375
#Cablevision Systems 144A 8.625% 9/15/17		15,000	15,525
*CCH II Capital 13.50% 11/30/16		35,000	41,519
#Cengage Learning Acquisitions 144A 10.50% 1/15/15		20,000	18,325
#Cequel Communications Holdings Capital I 144A 8.625% 11/15/17		20,000	20,100
#Charter Communications Operating 144A 10.875% 9/15/14		15,000	16,781
*Clear Channel Communications 10.75% 8/1/16		55,000	42,350
DISH DBS
7.875% 9/1/19		10,000	10,350
#144A 7.875% 9/1/19		30,000	31,050
#GXS Worldwide 144A 9.75% 6/15/15		40,000	38,200
#MDC Partners 144A 11.00% 11/1/16		20,000	21,500
#Mediacom Capital 144A 9.125% 8/15/19		20,000	20,200
Nielsen Finance
10.00% 8/1/14		30,000	31,275
11.50% 5/1/16		10,000	11,188
11.625% 2/1/14		5,000	5,594
Ω12.50% 8/1/16		15,000	13,650
Shaw Communications 6.75% 11/9/39	CAD	1,000,000	966,612
#Sinclair Television Group 144A 9.25% 11/1/17	USD	30,000	31,275
#Terremark Worldwide 144A 12.25% 6/15/17		35,000	38,588
#Umbrella Acquisition PIK 144A 9.75% 3/15/15		25,000	22,250
#Univision Communications 144A 12.00% 7/1/14		25,000	27,188
Videotron 9.125% 4/15/18		15,000	16,388
#XM Satellite Radio 144A 13.00% 8/1/13		80,000	87,999
			1,543,282
Real Estate – 0.11%
*#Felcor Lodging 144A 10.00% 10/1/14		40,000	39,100
			39,100
Services Cyclical – 2.38%
*ARAMARK 8.50% 2/1/15		23,000	23,345
Avis Budget Car Rental
7.625% 5/15/14		50,000	46,875
7.75% 5/15/16		20,000	18,150
Delta Air Lines 7.92% 11/18/10		15,000	15,150
*#Equinox Holdings 144A 9.50% 2/1/16		40,000	39,600
FTI Consulting 7.625% 6/15/13		5,000	5,025
#General Maritime 144A 12.00% 11/15/17		40,000	41,600
Global Cash Access 8.75% 3/15/12		10,000	9,950
*#Harrahs Operating Escrow 144A 11.25% 6/1/17		60,000	62,550
*Hertz 10.50% 1/1/16		20,000	20,800
#Kansas City Southern de Mexico 144A 8.00% 2/1/18		40,000	39,700
MGM MIRAGE
*7.50% 6/1/16		25,000	19,938
13.00% 11/15/13		25,000	28,625
*#144A 11.375% 3/1/18		80,000	74,399
Mohegan Tribal Gaming Authority
6.875% 2/15/15		10,000	7,000
*7.125% 8/15/14		25,000	18,625
#National Money Mart 144A 10.375% 12/15/16		40,000	41,900
*#NCL 144A 11.75% 11/15/16		20,000	20,850
@‡Northwest Airlines 10.00% 2/1/11		15,000	114
PHH 7.125% 3/1/13		30,000	28,388
Pinnacle Entertainment 7.50% 6/15/15		40,000	33,300

@#Pokagon Gaming Authority 144A 10.375% 6/15/14	15,000	15,675
#Quintiles Transnational PIK 144A 9.50% 12/30/14	20,000	20,250
Royal Caribbean Cruises 6.875% 12/1/13	20,000	20,000
RSC Equipment Rental
9.50% 12/1/14	20,000	19,450
*#144A 10.25% 11/15/19	20,000	19,900
#ServiceMaster PIK 144A 10.75% 7/15/15	50,000	51,500
#Shingle Springs Tribal Gaming Authority 144A 9.375% 6/15/15	30,000	24,000
#United Air Lines 144A 12.00% 11/1/13	40,000	39,000
		805,659
Services Non-Cyclical – 1.11%
Allied Waste North America 7.125% 5/15/16	10,000	10,814
Casella Waste Systems 9.75% 2/1/13	48,000	48,300
Community Health Systems 8.875% 7/15/15	15,000	15,563
Cornell 10.75% 7/1/12	15,000	15,338
HCA
9.25% 11/15/16	35,000	37,231
PIK 9.625% 11/15/16	78,000	83,654
Iron Mountain 8.00% 6/15/20	30,000	30,375
Psychiatric Solutions
7.75% 7/15/15	20,000	19,300
#144A 7.75% 7/15/15	10,000	9,400
Select Medical 7.625% 2/1/15	70,000	66,150
•US Oncology Holdings PIK 6.428% 3/15/12	41,000	38,745
		374,870
Technology & Electronics – 0.54%
Anixter 10.00% 3/15/14	15,000	16,650
*First Data 9.875% 9/24/15	60,000	52,199
Freescale Semiconductor 8.875% 12/15/14	45,000	40,163
Sanmina-SCI 8.125% 3/1/16	36,000	35,640
SunGard Data Systems 10.25% 8/15/15	35,000	36,488
		181,140
Telecommunications – 3.62%
Cincinnati Bell 8.25% 10/15/17	20,000	20,100
#Clearwire Communications 144A 12.00% 12/1/15	80,000	78,600
*Cricket Communications 9.375% 11/1/14	40,000	40,000
*#GCI 144A 8.625% 11/15/19	40,000	40,850
#GeoEye 144A 9.625% 10/1/15	25,000	25,500
#Global Crossing 144A 12.00% 9/15/15	30,000	32,775
Intelsat 6.50% 11/1/13	40,000	37,500
Intelsat Bermuda
11.25% 2/4/17	75,000	76,405
PIK 11.50% 2/4/17	42,500	41,756
Intelsat Jackson Holdings 11.25% 6/15/16	37,000	39,683
Level 3 Financing
9.25% 11/1/14	15,000	14,288
#144A 10.00% 2/1/18	25,000	23,063
*MetroPCS Wireless 9.25% 11/1/14	57,000	57,143
#NII Capital 144A 10.00% 8/15/16	30,000	32,700
PAETEC Holding
8.875% 6/30/17	15,000	15,188
9.50% 7/15/15	20,000	19,550
#Qwest 144A 8.375% 5/1/16	20,000	22,000
Qwest Communications International 7.50% 2/15/14	15,000	15,225
Sprint Capital
6.875% 11/15/28	35,000	26,688
8.75% 3/15/32	100,000	88,749
*#Telcordia Technologies 144A 10.00% 3/15/13	45,000	42,638
Telecom Italia Capital 5.25% 10/1/15	98,000	102,976
Telesat Canada
11.00% 11/1/15	20,000	21,900
12.50% 11/1/17	45,000	50,625

US West Capital Funding 7.75% 2/15/31		20,000	17,700
US West Communiciations 7.25% 9/15/25		25,000	24,000
#ViaSat 144A 8.875% 9/15/16		20,000	20,450
*Virgin Media 6.50% 11/15/16		85,000	100,087
West 11.00% 10/15/16		30,000	30,225
#Wind Acquisition Finance 144A 11.75% 7/15/17		50,000	53,750
#Windstream 144A 7.875% 11/1/17		10,000	9,825
			1,221,939
Utilities – 1.22%
AES
8.00% 6/1/20		25,000	24,656
#144A 8.75% 5/15/13		6,000	6,135
#Calpine Construction Finance 144A 8.00% 6/1/16		30,000	30,525
*Edison Mission Energy 7.00% 5/15/17		20,000	14,750
Elwood Energy 8.159% 7/5/26		80,176	77,150
*Energy Future Holdings 10.875% 11/1/17		15,000	11,438
*Mirant Americas Generation 8.50% 10/1/21		100,000	93,999
NRG Energy
7.375% 2/1/16		33,000	32,629
7.375% 1/15/17		5,000	4,931
Orion Power Holdings 12.00% 5/1/10		50,000	50,563
•Puget Sound Energy 6.974% 6/1/67		25,000	22,279
*Texas Competitive Electric Holdings 10.25% 11/1/15		30,000	22,572
TXU 5.55% 11/15/14		30,000	22,044
			413,671
Total Corporate Bonds (cost $11,361,750)			11,683,866

Regional Authority – 0.02%Δ
Canada – 0.02%
Quebec Province 4.50% 12/1/19	CAD	7,000	6,879
Total Regional Authority (cost $6,721)			6,879

«Senior Secured Loans – 0.25%
Alion Science & Technology Term Tranche Loan B 9.50% 2/6/13	USD	10,000	9,991
Chester Downs & Marina Term Tranche Loan 12.375% 12/31/16		14,719	14,903
PQ Term Tranche Loan 6.74% 7/30/15		45,000	41,119
Texas Competitive Electric Holdings Term Tranche Loan B2 3.729% 10/10/14		24,671	19,963
Total Senior Secured Loans (cost $80,319)			85,976

Sovereign Debt – 1.95%Δ
Poland – 1.41%
Poland Government Bond 5.50% 10/25/19	PLN	1,430,000	475,707
			475,707
Republic of Korea – 0.54%
Republic of Korea 4.25% 12/7/21	EUR	140,000	181,731
			181,731
Total Sovereign Debt (cost $663,518)			657,438

Supranational Banks – 6.01%
European Bank for Reconstruction & Development 9.25% 9/10/12	BRL	220,000	123,321
European Investment Bank
6.125% 1/23/17	AUD	73,000	65,276
#144A 4.00% 5/15/14	NOK	960,000	168,892
International Bank for Reconstruction & Development
5.375% 12/15/14	NZD	597,000	419,565
5.75% 10/21/19	AUD	1,443,000	1,253,524
Total Supranational Banks (cost $1,982,582)			2,030,578

U.S. Treasury Obligation – 0.39%
U.S. Treasury Bond 4.375% 11/15/39	USD	135,000	131,625
Total U.S. Treasury Obligation (cost $129,423)			131,625

		Number of
		Shares
Exchange Traded Fund – 0.01%
ProShares UltraShort Real Estate		500	3,660
Total Exchange Traded Fund (cost $12,394)			3,660

Limited Partnerships – 0.12%
Blackstone Group		1,000	13,980
Brookfield Infrastructure Partners		1,600	26,320
Total Limited Partnerships (cost $43,863)			40,300

Preferred Stock – 0.20%
Banking, Finance & Insurance – 0.19%
•Bank of America
8.00%		40,000	38,179
8.125%		25,000	23,859
			62,038
Industrials – 0.00%
=†Port Townsend		20	0
			0
Real Estate – 0.01%
†W2007 Grace Acquisitions 8.75%		10,000	4,000
			4,000
Total Preferred Stock (cost $330,418)			66,038

Warrant – 0.00%
=†Port Townsend		20	0
Total Warrant (cost $480)			0

		Principal
		Amount°
≠Discount Note – 4.51%
Federal Home Loan Bank 0.06% 3/1/10	USD	1,524,009	1,524,009
Total Discount Note (cost $1,524,009)			1,524,009

Total Value of Securities Before Securities Lending Collateral – 128.11%
(cost $43,800,585)			43,283,237

		Number of
		Shares
Securities Lending Collateral** – 8.80%
Investment Companies
Mellon GSL DBT II Collateral Fund		2,401,122	2,401,122
BNY Mellon SL DBT II Liquidating Fund		574,725	569,265
@†Mellon GSL Reinvestment Trust II		78,121	3,320
Total Securities Lending Collateral (cost $3,053,968)			2,973,707

Total Value of Securities – 136.91%
(cost $46,854,553)			46,256,944 ©
Obligation to Return Securities Lending Collateral** – (9.04%)			(3,053,968)
Borrowing Under Line of Credit – (31.74%)			(10,725,000)
Receivables and Other Assets Net of Liabilities (See Notes) – 3.87%			1,307,628
Net Assets Applicable to 4,931,031 Shares Outstanding – 100.00%			$33,785,604

°Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar
BRL - Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
ILS – Israeli Shekel
KRW – South Korean Won
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
SEK – Swedish Krona
USD – United States Dollar

❖Securities have been classified by type of business.
*Fully or partially on loan.
†Non income producing security.
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At February 28, 2010, the aggregate amount of the restricted securities was $19,846 or 0.06% of the Fund's net assets. See Note 6 in “Notes.”
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At February 28, 2010, the aggregate amount of fair valued securities was $21,252, which represented 0.06% of the Fund’s net assets. See Note 1 in "Notes."
@Illiquid security. At February 28, 2010, the aggregate amount of illiquid securities was $628,994, which represented 1.86% of the Fund’s net assets. See Note 6 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At February 28, 2010, the aggregate amount of Rule 144A securities was $4,373,960, which represented 12.95% of the Fund’s net assets. See Note 6 in “Notes.”
•Variable rate security. The rate shown is the rate as of February 28, 2010.
fStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at February 28, 2010.
‡Non income producing security. Security is currently in default.
ΩStep coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at February 28, 2010.
ΔSecurities have been classified by country of origin.
≠The rate shown is the effective yield at the time of purchase.
**See Note 5 in “Notes.”
©Includes $2,981,449 of securities loaned.

Summary of Abbreviations:
ADR – American Depositary Receipts
FDR – Fiduciary Depositary Receipts
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

1The following foreign currency exchange contracts were outstanding at February 28, 2010:

Foreign Currency Exchange Contracts

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	286,590	USD	(249,333)	3/26/10	$6,571
CAD	1,520,698	USD	(1,420,509)	3/26/10	24,689
EUR	339,363	USD	(466,115)	3/26/10	(4,025)
GBP	(115,330)	USD	180,114	3/26/10	4,275
ILS	91,560	USD	(24,534)	3/26/10	(318)
KRW	34,074,000	USD	(29,303)	3/26/10	47
NOK	6,208,371	USD	(1,041,795)	3/26/10	7,247
PLN	(1,189,008)	USD	398,996	3/26/10	(10,525)
					$27,961

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 4 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Global Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. Government and agency securities are valued at the mean between the bid and ask prices. Short-term debt securities are valued at market value. Other debt securities are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (November 30, 2006 – November 30, 2009), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Distributions – The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains to the extent permitted and, if necessary, a return of capital.

Repurchase Agreements – The Fund may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At February 28, 2010, the Fund held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

2. Investments
At February 28, 2010, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At February 28, 2010, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$47,297,382
Aggregate unrealized appreciation	$2,990,371
Aggregate unrealized depreciation	(4,030,809)
Net unrealized depreciation	$(1,040,438)

For federal income tax purposes, at November 30, 2009, capital loss carryforward of $10,572,364 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire will as follows: $6,121,024 expires in 2016 and $4,451,340 expires in 2017.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Common Stock	$22,748,538	$-	$1	$22,748,539
Corporate Debt	54,900	15,948,790	70,481	16,074,171
Investment Companies	3,660	-	-	3,660
Foreign Debt	-	2,152,009	542,886	2,694,895
Securities Lending Collateral	2,401,122	569,265	3,320	2,973,707
Other	40,300	62,038	4,000	106,338
Short-Term	-	1,524,009	-	1,524,009
U.S. Treasury Obligations	131,625	-	-	131,625
Total	$25,380,145	$20,256,111	$620,688	$46,256,944

Foreign Currency Exchange Contracts	$-	$27,961	$-	$27,961

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

				Securities
	Common	Corporate	Foreign	Lending
	Stock	Debt	Debt	Collateral	Other	Total
Balance as of 11/30/09	$1	$21,251	$372,581	$3,320	$6,000	$403,153
Purchases	-	50,000	295,732	-	-	345,732
Sales	-	-	(118,485)	-	-	(118,485)
Net realized loss	-	-	(237)	-	-	(237)
Net change in unrealized
appreciation/depreciation	-	(770)	(6,705)	-	(2,000)	(9,475)
Balance as of 2/28/10	$1	$70,481	$542,886	$3,320	$4,000	$620,688

Net change in unrealized
appreciation/depreciation from
investments still held as of 2/28/10	$-	$(770)	$(5,880)	$-	$(2,000)	$(8,650)

In January 2010, the Financial Accounting Standard Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented above. The new disclosures and clarifications of existing disclosures are generally effective for the Fund’s year ending November 30, 2011 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.

3. Line of Credit
For the period ended February 28, 2010, the Fund borrowed money pursuant to a $17,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on November 29, 2010. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At February 28, 2010, the par value of loans outstanding was $10,725,000 at a variable interest rate of 1.38%. During the period ended February 28, 2010, the average daily balance of loans outstanding was $10,725,000 at a weighted average interest rate of approximately 1.39%. Interest on borrowings is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.25% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

4. Derivatives
U.S. GAAP requires enhanced disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.

5. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the BNY Mellon Securities Lending Overnight Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust may only hold cash and high quality assets with a maturity of one business day or less (Cash/Overnight Assets). The Fund also has cash collateral invested in the BNY Mellon SL DBT II Liquidating Fund (Liquidating Fund), which generally holds the portfolio securities of the Fund’s previous cash collateral pool other than its Cash/Overnight Assets. The Liquidating Fund invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings (S&P) Group or Moody’s Investors Service, Inc.(Moody’s) or repurchase agreements collateralized by such securities. The Fund will not make additional investments of cash collateral in the Liquidating Fund; the Fund’s exposure to the Liquidating Fund is expected to decrease as the Liquidating Fund’s assets mature or are sold. Both the Collective Trust and the Liquidating Fund seek to maintain a net asset value per unit of $1.00, but there can be no assurance that they will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust and the Liquidating Fund. This could occur if an investment in the Collective Trust or the Liquidating Fund defaulted or if it were necessary to liquidate assets in the Collective Trust or the Liquidating Fund to meet returns on outstanding security loans at a time when their net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust or the Liquidating Fund that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. In October 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At February 28, 2010, the value of securities on loan was $2,981,449, for which the Fund received collateral, comprised of securities collateral valued at $26,750, and cash collateral of $3,053,968. At February 28, 2010, the value of invested collateral was $2,973,707. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

6. Credit and Market Risk
The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended February 28, 2010. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company (DMC), a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

7. Sale of Delaware Investments to Macquarie Group
On August 18, 2009, Lincoln National Corporation (parent company of Delaware Investments) and Macquarie Group (Macquarie) entered into an agreement pursuant to which Delaware Investments, including DMC and Delaware Service Company, Inc. (DSC), would be acquired by Macquarie, an Australia-based global provider of banking, financial, advisory, investment and funds management services (Transaction). The Transaction was completed on January 4, 2010. DMC and DSC are now wholly owned subsidiaries of Macquarie.

The Transaction resulted in a change of control of DMC which, in turn, caused the termination of the investment advisory agreement between DMC and the Fund. On January 4, 2010, the new investment advisory agreement between DMC and the Fund that was approved by the shareholders became effective.

8. Subsequent Event
Management has evaluated whether any events or transactions occurred subsequent to February 28, 2010 through April 26, 2010, the date of issuance of the Fund's schedule of investments, and determined that there were no material events or transactions that would require recognition or disclosure in the Fund's schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: